Revenue - Contract Balances (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of In-Progress Contracts

(a) Details of in-progress contracts as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Accumulated cost	￦	21,404,321	26,153,452
Accumulated contract profit		1,524,208	1,848,718
Accumulated contract loss		(718,593)	(804,538)
Accumulated contract revenue		22,209,936	27,197,632

Summary of Due From Customers for Contract Work and Due to Customers for Contract Work

(b) Details of due from customers for contract work and due to customers for contract work as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Unbilled due from customers for contract work	￦	728,007	810,655
Due to customers for contract work		(782,968)	(641,064)

	￦	(54,961)	169,591

Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss

Due to the factors causing the variation of costs for the years ended December 31, 2017 and 2018, the estimated total contract costs have changed. Details of changes in estimated total contract costs and the impact on profit before income taxes for the years ended December 31, 2017, 2018 and future periods are as follows:

	2017		2018
	(in millions of Won)
Changes in estimated total contract costs	￦	164,812	427,812
Changes in profit before income taxes of construction contract :
- Current period		(69,656)	(38,720)
- Future periods		(6,041)	69,428

Summary of Significant Assumptions Including Uncertainty of Estimate of Total Contract Costs

The significant assumptions including uncertainty of the estimate of total contract costs are as follows:

Method of significant assumption
Material cost	Assumption based on recent purchasing price and quoted market price
Labor cost	Assumption based on standard monthly and daily labor cost
Outsourcing cost	Assumption based on the past experience rate of similar project and market price